Preparation of financial statements - Revisions (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Initial application
Financial assets		€ 4	€ 5
Deferred tax liabilities		87	52
Accumulated deficit		(85,974)	(75,463)
Accumulated other comprehensive income		1,400	1,675
Net loss		€ (10,586)	(15,481)	€ (13,978)
Impacts of amendment and recalculation
Initial application
Financial assets	€ 260			260	€ 151
Deferred tax liabilities	73			73	43
Accumulated deficit	243			243	(10)
Accumulated other comprehensive income	(56)			(56)	€ 118
Net loss	(93)			253
Debt investment at FVOCI - net change in fair value	€ 14			€ (174)
Bank borrowings, undiscounted cash flows			€ 2,918